13F-HR

                 09/30/01

                  0000700682
                  azi7cz@r

                   NONE
     		   1

                N. Elizabeth Dunfield
                650-329-1070

     		  ldunfield@hewlett.org

                 13F-HR
         FORM 13F HOLDINGS REPORT
                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISION
                         Washington, D.C.  20549

                         FORM 13F

                         FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [X ]; Amendment Number: One
This Amendment (Check only one.): [X ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report
Name: The William and Flora Hewlett Foundation
Address: 525 Middlefield Road,
         Suite 200,
         Menlo Park, CA  94025

13F File Number:

Name, Phone No., and -Title of Person Duly Authorized to Submit This Report.
N. Elizabeth Dunfield, Controller       (650) 329-1070

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete.
It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

	Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Menlo Park and the State of California on the 8th day of October, 2001
	The William & Flora Hewlett Foundation
	(Name of Insitutional Investment Manager)
	N. Elizabeth Dunfield, Controller

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule
is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
ReportType (Check only one.):
[X]  13F Holding Report
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT 1934.

REPORT SUMMARY:

Number of other Included Managers:       0
Form13F Information Table Entry Total        2
Form 13F Information Table Value Total:  $614,641,486.95

                        Form 13F Information Table

               Tiltle          Value SHARES/      INVESTMENT          VOTING
Name of Issuer of Class CUSIP  (x$1000)     PRN AMTD  DSCRETN    Managers AUTHRTY
Hewlett-       Common   428236 494,851,032  30,831,840 Sole       None     Sole
Packard Co              -10-2

Agilent        Common   846U101  $119,790,454.95  6,127,389  Sole       None     Sole
Technologies Inc.

While the William and Flora Hewlett Foundation retains ultimate investment discretion with respect to the HP & Agilent shares once the decision is made to sell shares, the sales are directed by Morgan Stanley and Co., Inc. or Goldman Sachs.